Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Income Per Share
The following tables set forth the computation of basic and diluted net income per share of Class A and Class B common stock:

	Years Ended December 31,
(In thousands, except share and per share amounts)	2019	2018
Basic net (loss) income per common share calculation:
Net (loss) income form continuing operations attributable to SDI	$(2,311)	$5,576
Loss from discontinued operations	(8,312)	(3,195)
Net (loss) income attributable to SDI	(10,623)	2,381

Weighted average Class A common shares outstanding – basic	9,048,439	8,767,400
Weighted average Class B common shares outstanding – basic	7,749,627	7,930,142
Weighted average common shares outstanding – basic	16,798,066	16,697,542
Net (loss) income from continuing operations attributable to SDI per share of common stock – basic	(0.14)	0.33
Loss from discontinued operations attributable to SDI per share of common stock – basic	(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock – basic	$(0.63)	$0.14

	Years Ended December 31,
(In thousands, except share and per share amounts)	2019	2018
Diluted net (loss) income attributable to SDI per common share calculation:
Net (loss) income from continuing operations attributable to SDI	$(2,311)	$5,576
Loss from discontinued operations	(8,312)	(3,195)
Impact of subsidiary dilutive securities (1)	(138)	(206)
Net (loss) income attributable to SDI - diluted	(10,761)	2,175

Weighted average Class A common shares outstanding – basic	9,048,439	8,767,400
Weighted average Class B common shares outstanding – basic	7,749,627	7,930,142
Dilutive impact of stock options and restricted stock awards	-	50,043
Weighted average common shares outstanding – diluted	16,798,066	16,747,585
Net (loss) income from continuing operations attributable to SDI per share of common stock – diluted	(0.15)	0.32
Loss from discontinued operations attributable to SDI per share of common stock – diluted	(0.49)	(0.19)
Net (loss) income attributable to SDI per share of common stock – diluted	$(0.64)	$0.13

(1)
The Company records an adjustment to net (loss) income in the relevant period for the dilutive impact of subsidiary stock-based awards on the Company’s reported net (loss) income for purposes of calculating net (loss) income per share.